Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 29, 2012	Dec. 31, 2011	Mar. 30, 2013 Minimum	Dec. 29, 2012 Minimum	Mar. 30, 2013 Maximum	Dec. 29, 2012 Maximum	Dec. 29, 2012 Building and Building Improvements Minimum	Dec. 29, 2012 Building and Building Improvements Maximum	Dec. 29, 2012 Transportation Equipment Minimum	Dec. 29, 2012 Transportation Equipment Maximum	Dec. 29, 2012 Warehouse Equipment Minimum	Dec. 29, 2012 Warehouse Equipment Maximum	Dec. 29, 2012 Office Equipment Furniture And Software Minimum	Dec. 29, 2012 Office Equipment Furniture And Software Maximum
Property, Plant and Equipment [Line Items]
Land		$ 286,758	$ 249,281
Buildings and building improvements		1,013,792	972,141
Transportation equipment		487,858	381,235
Warehouse equipment		263,388	234,119
Office equipment, furniture and software		446,875	365,594
Construction in process		97,556	96,434
Property and Equipment, Gross		2,596,227	2,298,804
Less accumulated depreciation and amortization	(941,000)	(889,839)	(701,987)
Property and equipment - net	$ 1,742,283	$ 1,706,388	$ 1,596,817
Range of Useful Lives				3 years	3 years	40 years	40 years	10 years	40 years	5 years	10 years	5 years	12 years	3 years	7 years